Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
27.	ACCUMULATED OTHER COMPREHENSIVE INCOME

The changes in accumulated other comprehensive income by component, net of tax, were as follows:

	Foreign currency translation adjustment	Unrealized gain on available-for-sale debt securities	Total
	RMB	RMB	RMB
Balance at December 31, 2016	356,392	2,978	359,370
Other comprehensive (loss)/income before reclassification	(264,774)	52,744	(212,030)
Amounts reclassified from accumulated other comprehensive income	—	(54,214)	(54,214)
Net current-period other comprehensive loss	(264,774)	(1,470)	(266,244)
Other comprehensive loss attributable to noncontrolling interests	—	—	—
Balance at December 31, 2017	91,618	1,508	93,126
Other comprehensive income before reclassification	1,787,553	58,335	1,845,888
Amounts reclassified from accumulated other comprehensive income	—	(59,024)	(59,024)
Net current-period other comprehensive income/(loss)	1,787,553	(689)	1,786,864
Other comprehensive income attributable to noncontrolling interests	—	(44)	(44)
Balance at December 31, 2018	1,879,171	775	1,879,946
Other comprehensive income before reclassification	228,974	9,338	238,312
Amounts reclassified from accumulated other comprehensive income	—	(9,635)	(9,635)
Net current-period other comprehensive income/(loss)	228,974	(297)	228,677
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(1,926)	21	(1,905)
Balance at December 31, 2019	2,106,219	499	2,106,718
Balance at December 31, 2019 in US$	302,539	72	302,611

The amounts reclassified out of accumulated other comprehensive income represent realized gains on the available-for-sale debt securities upon their maturity. The amounts reclassified were determined on the basis of specific identification.

The following table sets forth the tax benefit/(expense) allocated to each component of other comprehensive income for the years ended December 31, 2017, 2018 and 2019:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Unrealized gains on available-for-sale debt securities
Other comprehensive income before reclassification	—	(1,499)	(1,672)	(240)
Amounts reclassified from accumulated other comprehensive income	—	1,405	1,727	248
Net current-period other comprehensive income	—	(94)	55	8